Acquisitions of Subsidiaries (Details)			12 Months Ended
	Jan. 01, 2024 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares
Acquisitions of Subsidiaries [Line Items]
Consideration paid by cash				$ 2,540,000
Total consideration				$ 16,831,000
The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
Equity interest				100.00%	100.00%
Consideration paid by cash				$ 2,540,000
Total consideration				16,831,000
Fair values of accounts receivable and other receivables				674,000
Gross contractual amounts of accounts receivable and other receivables				301,000
Accounts receivable and other receivables were expected to be uncollectible
Bargain purchase gain				4,469,000
Profit for the year		$ 16,200,000		45,000
Revenue				$ 2,000,000
Singapore hotel companies [Member]
Acquisitions of Subsidiaries [Line Items]
Fair values of accounts receivable and other receivables			$ 920,000
Gross contractual amounts of accounts receivable and other receivables			622,000
Accounts receivable and other receivables were expected to be uncollectible
Profit for the year	$ 43,000,000		6,300,000
Revenue			$ 17,300,000
AMTD IDEA Group [Member]
Acquisitions of Subsidiaries [Line Items]
Consideration paid by cash | €					€ 2,888,888
Consideration paid in shares (in Shares) | shares				8,688,525	8,688,525
AMTD Digital Inc. [Member]
Acquisitions of Subsidiaries [Line Items]
Consideration paid in shares (in Shares) | shares				380,065	380,065
Subsidiaries [Member] | The Art Newspaper SA [Member]
Acquisitions of Subsidiaries [Line Items]
Revenue		$ 46,600,000
Subsidiaries [Member] | Singapore hotel companies [Member]
Acquisitions of Subsidiaries [Line Items]
Revenue	$ 82,900,000